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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Diana Bartula     Galveston, Texas      January 22, 2008


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:    $116,611 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management
FORM 13F
December 31, 2007
                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM    00206R102    5363     129037    SH            Sole               129037.0000
Alcoa Inc                       COM    013817101    1790      48970    SH            Sole                48970.0000
Allstate Corp.                  COM    020002101    3717      71175    SH            Sole                71175.0000
AmEagleOutfittersInc            COM    02553E106     953      45860    SH            Sole                45860.0000
American Intl Group             COM    026874107    2700      46312    SH            Sole                46312.0000
AnnalyCapMgmtIncREIT            COM    035710409    3103     170700    SH            Sole               170700.0000
Arkansas Best Corp              COM    040790107    2314     105450    SH            Sole               105450.0000
Bank of America Corp.           COM    060505104    4552     110333    SH            Sole               110333.0000
Best Buy Company Inc            COM    086516101    1686      32020    SH            Sole                32020.0000
Black Box Corporation           COM    091826107    1752      48440    SH            Sole                48440.0000
Caterpillar Inc                 COM    149123101    1216      16760    SH            Sole                16760.0000
Consolidated Edison, Inc        COM    209115104    1525      31215    SH            Sole                31215.0000
Cullen Frost Bankers            COM    229899109    4589      90576    SH            Sole                90576.0000
DiamondrockHspCoREIT            COM    252784301     432      28860    SH            Sole                28860.0000
Dover Corporation               COM    260003108    1364      29595    SH            Sole                29595.0000
Dow Chemical Co                 COM    260543103    2346      59520    SH            Sole                59520.0000
Ener Conv Devices Inc           COM    292659109    1910      56766    SH            Sole                56766.0000
Ensco International             COM    26874Q100    1700      28510    SH            Sole                28510.0000
Enzo Biochem Inc.               COM    294100102     701      55001    SH            Sole                55001.0000
Exxon Mobil Corp.               COM    30231G102     443       4725    SH            Sole                 4725.0000
Fannie Mae                      COM    313586109    1793      44852    SH            Sole                44852.0000
Gannett Company Inc             COM    364730101    3636      93225    SH            Sole                93225.0000
General Mills Inc               COM    370334104     578      10135    SH            Sole                10135.0000
Genworth Financial Inc          COM    37247D106    2058      80880    SH            Sole                80880.0000
Home Depot Inc                  COM    437076102    1602      59480    SH            Sole                59480.0000
IBM Corporation                 COM    459200101    2475      22900    SH            Sole                22900.0000
JC Penney Co Inc                COM    708160106    4516     102660    SH            Sole               102660.0000
Johnson & Johnson               COM    478160104    1396      20925    SH            Sole                20925.0000
Lincoln National Corp.          COM    534187109    1263      21692    SH            Sole                21692.0000
MBIA Inc.                       COM    55262C100    2055     110310    SH            Sole               110310.0000
Marsh & McLennan                COM    571748102    3811     143965    SH            Sole               143965.0000
PPG Industries Inc              COM    693506107    1151      16385    SH            Sole                16385.0000
Patterson-UTI Enrgy Inc         COM    703481101     874      44795    SH            Sole                44795.0000
Pfizer, Inc.                    COM    717081103    4897     215450    SH            Sole               215450.0000
Sara Lee Corporation            COM    803111103     849      52840    SH            Sole                52840.0000
Southern Union Co               COM    844030106    1704      58050    SH            Sole                58050.0000
Staples Inc                     COM    855030102    1203      52150    SH            Sole                52150.0000
Technitrol Inc                  COM    878555101    1311      45870    SH            Sole                45870.0000
Verizon Comm. Inc.              COM    92343V104    2688      61525    SH            Sole                61525.0000
Vulcan Materials Co             COM    929160109    1607      20320    SH            Sole                20320.0000
Washington Federal, Inc.        COM    938824109    1002      47448    SH            Sole                47448.0000
Wyeth                           COM    983024100    1120      25340    SH            Sole                25340.0000
Barclays Plc ADR                       06738E204    1987      49220    SH            Sole                49220.0000
Canon Inc ADR                          138006309    1662      36262    SH            Sole                36262.0000
Ingersoll-Rand Co                      G4776G101    1128      24275    SH            Sole                24275.0000
Nippon Telgrph&Telphn                  654624105    4372     177300    SH            Sole               177300.0000
Nissan Motor Co Ltd                    654744408    3076     141605    SH            Sole               141605.0000
Nokia Corporation                      654902204    3692      96170    SH            Sole                96170.0000
Novartis AG                            66987V109    1071      19720    SH            Sole                19720.0000
RenaissanceRe HlgLtd                   G7496G103    2568      42630    SH            Sole                42630.0000
Royal DSM NV ADR                       780249108    2005     169692    SH            Sole               169692.0000
Teva PhrmaInd Ltd ADR                  881624209     919      19770    SH            Sole                19770.0000
XL Capital Ltd.                        G98255105    4220      83872    SH            Sole                83872.0000
Alliance Worldwide Privatizati         01879X103     406    19558.6    SH            Sole                19558.6030
MrgnStnly AsiaPacific Fd               61744U106     745      37000    SH            Sole                37000.0000
MrgnStnly India Invstmnt Fd            61745C105    1015      18500    SH            Sole                18500.0000

REPORT SUMMARY                56 DATA RECORDS   116611                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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